SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Apr. 28, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			¥ 469
Inventories, net
Other receivables and prepayments	5,895		5,802
Accrued liabilities and other payables	(1,532)		(799)
Lease liabilities			¥ (485)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net		¥ 26,670
Inventories, net		25,798
Trade receivables, net		2,875
Other receivables and prepayments		2,890
Cash and bank balances		256
Accrued liabilities and other payables		(19,143)
Amounts owed to related parties		(35,057)
Lease liabilities		(19,315)
Taxes payable		¥ (77)